Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Disclosure of interests in associates

(in thousands of USD)	December 31, 2023	December 31, 2022
Assets
Interest in joint ventures	518	1,423
Interest in associates	—	—
TOTAL ASSETS	518	1,423

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	51,703	33,936
Offset investment with shareholders loan	—	—
Balance at January 1, 2021	51,703	33,936

Group's share of profit (loss) for the period	22,976	—
Group's share of other comprehensive income	951	—
Dividends received from joint ventures	(4,635)	—
Movement shareholders loans to joint ventures	—	(2,242)

Gross balance	70,995	31,694
Offset investment with shareholders loan	1,451	(1,451)
Balance at December 31, 2021	72,446	30,242

Reversal prior year offset investment with shareholders loan	(1,451)	1,451
Group's share of profit (loss) for the period	17,650	—
Group's share of other comprehensive income	159	—
Dividends received from joint ventures	(3,021)	—
Movement equity to shareholders loans	(2,000)	2,000
Reclassification of associate to joint venture (Note 23)	—	(32,844)
Business combinations	(83,186)	—

Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at December 31, 2022	1,423	24

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—

Gross balance	(329)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

Disclosure of joint ventures

Joint venture	Segment	Description
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, dormant company
Bastia Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, liquidation is in process
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa), as from June 7, 2022 100% subsidiary *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia), as from June 7, 2022 100% subsidiary *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2023	December 31, 2022	December 31, 2021
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	NA
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	NA

Joint ventures
TI Africa Ltd	Hong Kong	equity	NA	NA	50.00%
TI Asia Ltd	Hong Kong	equity	NA	NA	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

(in thousands of USD)	December 31, 2023	December 31, 2022
Assets
Interest in joint ventures	518	1,423
Interest in associates	—	—
TOTAL ASSETS	518	1,423

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2021
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	108,245	102,454	503	—	15,210	—	226,413
of which vessel	108,245	102,454	—	—	15,210	—	225,910
Current Assets	10,883	10,073	295,289	231	6,582	403	323,461
of which cash and cash equivalents	1,799	984	4,059	—	17	320	7,179
Non-Current Liabilities	33,755	10,245	66	—	20,228	—	64,295
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	25,153	24,305	290,626	68	4,466	112	344,731
of which bank loans	20,075	19,361	51,500	—	—	—	90,937
Net assets (100%)	60,221	77,977	5,100	163	(2,903)	290	140,848

Group's share of net assets	30,110	38,988	3,106	96	(1,451)	145	70,995

Shareholders loans to joint venture	11,465	—	—	—	20,228	—	31,694

Net Carrying amount of interest in joint venture	30,110	38,988	3,106	96	—	145	72,446

Remaining shareholders loan to joint venture	11,465	—	—	—	18,777	—	30,242

Revenue	50,105	50,160	649,665	—	11,872	—	761,801
Depreciations and amortization	(10,092)	(9,706)	(39)	—	(4,869)	—	(24,706)
Interest Expense	(2,005)	(1,943)	(1,054)	—	(1,932)	(1)	(6,934)
Income tax expense	(2,646)	(2,626)	(141)	—	—	—	(5,413)
Profit (loss) for the period (100%)	25,357	25,180	642	(19)	(5,464)	121	45,816
Other comprehensive income (100%)	971	930	—	—	—	—	1,902

Group's share of profit (loss) for the period	12,678	12,590	391	(11)	(2,732)	60	22,976

Group's share of other comprehensive income	486	465	—	—	—	—	951

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2022
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	153	—	—	—	153
of which vessel	—	—	—	—	—	—	—
Current Assets	—	—	504,397	206	131	—	504,734
of which cash and cash equivalents	—	—	2,453	—	101	—	2,554
Non-Current Liabilities	—	—	30	—	1,700	—	1,730
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	—	—	502,547	63	83	—	502,693
of which bank loans	—	—	75,500	—	—	—	75,500
Net assets (100%)	—	—	1,973	143	(1,652)	—	464

Group's share of net assets	—	—	1,202	84	(826)	—	460

Shareholders loans to joint venture	—	—	—	—	850	—	850

Net Carrying amount of interest in joint venture	—	—	1,202	84	—	—	1,286

Remaining shareholders loan to joint venture	—	—	—	—	24	—	24

Revenue	20,729	20,729	1,172,698		2,139	—	1,216,295
Depreciations and amortization	(2,998)	(2,811)	(39)		(479)	—	(6,327)
Interest expense	(428)	(413)	(954)		171	—	(1,625)
Income tax expense	1,599	1,600	(117)		—	—	3,082
Profit (loss) for the period (100%)	14,997	14,858	185	(36)	5,250	10	35,265
Other comprehensive income (100%)	170	149	—	—	—	—	319

Group's share of profit (loss) for the period	7,499	7,429	113	(21)	2,625	5	17,650

Group's share of other comprehensive income	85	74	—	—	—	—	159

	Asset
(in thousands of USD)	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Total
At December 31, 2023
Percentage ownership interest	50%	50%	50%

Non-Current assets	1,754	—	—	1,754
of which vessel	—	—	—	—
Current Assets	391,037	150	118	391,305
of which cash and cash equivalents	3,046	—	88	3,134
Non Current Liabilities	1,360	—	1,700	3,060
of which bank loans	—	—	—	—
Current Liabilities	390,323	66	114	390,503
of which bank loans	42,500	—	—	42,500
Net assets (100%)	1,108	84	(1,696)	(503)

Group's share of net assets	675	49	(848)	(123)

Shareholders loans to joint venture	—	—	850	850

Net Carrying amount of interest in joint venture	675	49	—	725

Remaining shareholders loan to joint venture	—	—	2	2

Revenue	1,685,928	—	—	1,685,928
Depreciations and amortization	(84)	—	—	(84)
Interest expense	(2,806)	—	—	(2,806)
Income tax expense	(79)	—	—	(79)
Profit (loss) for the period (100%)	(1,445)	(43)	(43)	(1,532)
Other comprehensive income (100%)	—	—	—	—

Group's share of profit (loss) for the period	(880)	(25)	(22)	(927)

Group's share of other comprehensive income	—	—	—	—

(in thousands of USD)	2023	2022

Cash and cash equivalents of the joint ventures	3,134	2,554
Group's share of cash and cash equivalents	1,902	1,547